Other Equity Instruments	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Other Equity Instruments

34. OTHER EQUITY INSTRUMENTS

	Initial interest rate %	First call date	2018 £m	2017 £m
AT1 securities:
– £500m Fixed Rate Reset Perpetual AT1 Capital Securities	6.75	June 2024	496	496
– £750m Fixed Rate Reset Perpetual AT1 Capital Securities	7.375	June 2022	745	745
– £300m Perpetual Capital Securities	7.60	December 2019	300	300
– £500m Perpetual Capital Securities	6.625	June 2019	500	500

			2,041	2,041

AT1 securities

The AT1 securities issued by the Company meet the CRD IV AT1 rules and are fully recognised as AT1 capital. The securities are perpetual and pay a distribution on 24 March, June, September and December. At each distribution payment date, the Company can decide whether to pay the distribution, which is non-cumulative, in whole or in part. The distribution rate resets every five years based on prevailing 5 year sterling mid swap rates. The securities will be automatically written down and the investors will lose their entire investment in the securities should the CET1 capital ratio of the Santander UK prudential consolidation group fall below 7%. They are redeemable at the option of the Company on their first call date or on any reset date thereafter in the cases of the 6.75% and 7.375% Fixed Rate Reset Perpetual AT1 Capital Securities, and on any distribution payment date thereafter in the cases of the 7.60% and 6.625% Perpetual Capital Securities. No such redemption may be made without the consent of the PRA.

The £300m and £500m Perpetual Capital Securities and £100m of the £750m Fixed Rate Reset Perpetual AT1 Capital Securities were subscribed by the Company’s immediate parent company, Banco Santander SA.

Santander UK Group Holdings plc [member]
Statement [LineItems]
Other Equity Instruments	14. OTHER EQUITY INSTRUMENTS Details of the Company’s other equity instruments are set out in Note 34 to the Consolidated Financial Statements.